Loss per Share - Schedule of Computation of Basic and Diluted Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss attributed to common stockholders	$ (85,713)	$ (1,170,698)	$ (1,269,508)	$ (68,293)	$ (53,179)
Adjustment to redemption value on Convertible Preferred Stock		(1,011,726)
Common Class A [Member]
Net loss attributed to common stockholders	(67,657)	(300,913)	(866,510)	(8,120)	(5,989)
Net Loss	(67,657)	(40,862)	(175,951)	(8,120)	(5,989)
Adjustment to redemption value on Convertible Preferred Stock	$ 0	$ (260,051)	$ (690,559)	$ 0	$ 0
Basic weighted average common shares outstanding	208,112,630	16,206,813	110,837,016	6,585,392	5,374,543
Dilutive weighted average common shares outstanding	208,112,630	16,206,813	110,837,016	6,585,392	5,374,543
Net loss per share:
Basic and Diluted loss per share	$ (0.33)	$ (18.57)	$ (7.82)	$ (1.23)	$ (1.11)
Common Class B [Member]
Net loss attributed to common stockholders	$ (18,056)	$ (869,785)	$ (402,998)	$ (60,174)	$ (47,190)
Net Loss	(18,056)	(118,110)	(81,831)	(60,174)	(47,190)
Adjustment to redemption value on Convertible Preferred Stock	$ 0	$ (751,675)	$ (321,167)	$ 0	$ 0
Basic weighted average common shares outstanding	55,539,188	46,845,555	51,548,314	48,801,526	42,349,994
Dilutive weighted average common shares outstanding	55,539,188	46,845,555	51,548,314	48,801,526	42,349,994
Net loss per share:
Basic and Diluted loss per share	$ (0.33)	$ (18.57)	$ (7.82)	$ (1.23)	$ (1.11)